Founder Preferred Shares Dividend Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Equity, beginning balance	€ 1,852.6	€ 1,888.1
Equity, ending balance	2,059.1	1,902.5
Founder preferred shares dividend reserve
Disclosure of classes of share capital [line items]
Settlement of dividend through share issue	120.8	€ 38.1
Founder preferred shares dividend reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Equity, beginning balance	493.4
Settlement of dividend through share issue	120.8
Equity, ending balance	€ 372.6